Restatement of Financial Statements - Schedule of Quarterly Financial Information for Restatement and Revision of Condensed Statement of Operations (Details) - USD ($)		2 Months Ended	3 Months Ended	5 Months Ended
	Sep. 21, 2020	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Loss from operations		$ (41,854)	$ (245,600)	$ (708,829)
Other (expense) income:
Change in fair value of derivative warrant liabilities	$ (19,500,000)		9,480,870	(1,854,400)
Financing costs – derivative warrant liabilities		(735,490)		(735,490)
Total other income (expense)		(735,490)	9,484,563	(2,585,436)
Net income (loss)		(777,344)	9,238,963	(3,294,265)
As Previously Reported
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Loss from operations		(41,854)		(708,829)
Other (expense) income:
Total other income (expense)				4,454
Net income (loss)		(41,854)		(704,375)
Restatement Adjustment
Other (expense) income:
Change in fair value of derivative warrant liabilities				(1,854,400)
Financing costs – derivative warrant liabilities		(735,490)		(735,490)
Total other income (expense)		(735,490)		(2,589,890)
Net income (loss)		$ (735,490)		(2,589,890)
Class A Ordinary Share
Other (expense) income:
Net income (loss)			$ 3,321	$ 3,841
Weighted average ordinary shares outstanding of basic and diluted		21,810,415	21,568,664	21,719,426
Basic and diluted net loss per share, ordinary shares			$ 0.00	$ 0.00
Class A Ordinary Share | As Previously Reported
Other (expense) income:
Weighted average ordinary shares outstanding of basic and diluted				23,734,800
Basic and diluted net loss per share, ordinary shares				$ 0.00
Class B Ordinary Share
Other (expense) income:
Weighted average ordinary shares outstanding of basic and diluted		6,732,994		8,310,766
Basic and diluted net loss per share, ordinary shares		$ (0.12)		$ (0.40)
Class B Ordinary Share | As Previously Reported
Other (expense) income:
Weighted average ordinary shares outstanding of basic and diluted		6,437,865		7,052,256
Basic and diluted net loss per share, ordinary shares		$ (0.01)		$ (0.10)